Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of the provision for income tax provision (benefit)

The significant components of the income tax provision (benefit) are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$51,441	$4,346	$(966)
State	3,414	935	—
	54,855	5,281	(966)
Deferred:
Federal	14,573	(5,649)	(4,043)
State	1,256	(777)	—
	15,829	(6,426)	(4,043)
	$70,684	$(1,145)	$(5,009)

Schedule of reconciliation of the income tax provision (benefit) and the amount that would be computed by applying the statutory Federal income tax rate to income (loss) before income taxes

The income tax provision (benefit) differs from the amount that would be computed by applying the statutory Federal income tax rate of 35% to income (loss) before income taxes as a result of the following (in thousands).

	Year Ended December 31,
	2013	2012	2011
Computed tax at federal statutory rate	$69,088	$(2,185)	$(4,039)
Tax effect of:
Life insurance	(114)	(18)	—
Tax-exempt income, net	(2,042)	(151)	—
State income taxes	3,035	103	—
Nondeductible expenses	2,363	352	(970)
Minority interest	(479)	(174)	—
Nondeductible transaction costs	—	1,151	—
Prior year return to provision adjustment	(1,141)	(150)	—
Other	(26)	(73)	—
	$70,684	$(1,145)	$(5,009)

Schedule of components of the tax effects of temporary differences that give rise to the net deferred tax asset

The components of the tax effects of temporary differences that give rise to the net deferred tax asset included in other assets within the consolidated balance sheet are as follows (in thousands).

	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$15,919	$16,377
Covered loans	47,770	—
Purchase accounting adjustment - loans	27,997	50,752
Allowance for loan losses	12,383	1,235
Compensation and benefits	16,946	15,246
Indemnification agreements	8,308	8,242
Foreclosed property	13,589	3,701
Net unrealized change in securities	19,428	—
Other	16,216	12,916
	178,556	108,469

Deferred tax liabilities:
Premises and equipment	13,269	10,109
FDIC Indemnification Asset	67,841	—
Intangible assets	22,708	30,068
Derivatives	9,428	12,213
Net unrealized change in securities	—	4,337
Loan servicing	7,480	774
Other	17,972	17,935
	138,698	75,436
Net deferred tax asset	$39,858	$33,033